Reporting Segments (Schedule of Segment Reporting Information) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total home sales, golf and other revenues	$ 91,961		$ 41,494							$ 221,484	$ 107,502	$ 171,133	$ 96,030
Total income before taxes	6,697	4,736	3,784	6,526	3,027	1,070	1,776	3,251	1,342	19,943	13,338	18,073	7,439
Total assets	638,593	312,639				90,673				638,593		312,639	90,673
Colorado [Member]
Segment Reporting Information [Line Items]
Total home sales, golf and other revenues	40,291		37,963							124,490	103,971	149,997	96,030
Total income before taxes	5,620		6,217							19,856	18,383	26,117	11,045
Total assets	251,733	167,948				80,878				251,733		167,948	80,878
Central Texas [Member]
Segment Reporting Information [Line Items]
Total home sales, golf and other revenues	16,460		3,531							42,746	3,531	21,136
Total income before taxes	2,172		232							4,287	232	299
Total assets	74,055	27,386								74,055		27,386
Houston [Member]
Segment Reporting Information [Line Items]
Total home sales, golf and other revenues	7,365									7,365
Total income before taxes	(87)									(87)
Total assets	25,540									25,540
Nevada [Member]
Segment Reporting Information [Line Items]
Total home sales, golf and other revenues	27,845									46,883
Total income before taxes	2,731									5,412
Total assets	176,982									176,982
Corporate [Member]
Segment Reporting Information [Line Items]
Total income before taxes	(3,739)		(2,665)							(9,525)	(5,277)	(8,343)	(3,606)
Total assets	$ 110,283	$ 117,305				$ 9,795				$ 110,283		$ 117,305	$ 9,795